Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Property And Equipment
Property and equipment consist of lab equipment, furniture and office equipment and software recorded at cost. These amounts are depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Estimated useful life
Lab equipment	3 years
Software	3 years
Furniture and office equipment	3 years

Schedule of Basic and Diluted Net Loss per Share	Diluted net loss per share is the same as basic net loss per share for the three months ended March 31, 2023 and 2022 since all potential shares of common stock instruments are anti-dilutive as a result of the loss for such periods.

	Three Months Ended March 31,
	2023	2022
Numerator:
Net Loss	$(19,543)	$(23,386)

Denominator:
Weighted-average shares of common stock outstanding-basic and diluted	35,324,053	34,810,676

Net loss per share attributable to common stockholders-basic and diluted	$(0.55)	$(0.67)

Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Year Ended December 31,
	2022	2021
Numerator:
Net loss	$(81,580)	$(84,686)

Denominator:
Weighted-average shares of common stock outstanding-basic and diluted	35,075,924	34,351,274

Net loss per share-basic and diluted	$(2.33)	$(2.47)